Discontinued operations - Summary of major classes of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total assets	$ 7,191	$ 17,795	$ 180,452
Liabilities
Total liabilities	8,905	9,173	$ 36,529
Disposed of by sale
Assets
Accounts receivable, net of allowance for credit losses	0	4,356
Prepaid expenses and other current assets	0	53
Total current assets	0	4,409
Deferred tax asset	7,191	8,514
Property, plant and equipment, net	0	293
Total non-current assets	7,191	8,807
Total assets	7,191	13,216
Liabilities
Accounts payable	0	665
Accrued expenses	8,318	4,670
Lease liabilities, finance - current	0	28
Lease liabilities, operating - current	140	689
Notes payable - current	0	72
Total current liabilities	8,458	6,124
Notes payable - net of current	0	56
Lease liabilities, finance - net of current	0	285
Lease liabilities, operating - net of current	13	1,822
Total non-current liabilities	13	2,163
Total liabilities	$ 8,471	$ 8,287